Convertible Note and Notes Payable (Details) - Schedule of convertible notes, debt balances - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes payable	$ 17,000
Notes payable, net of current portion	26,158
Unamortized loan discount	(102)	$ (657)
Total	43,056	29,868
Convertible notes, current portion		30,525
Unamortized debt issuance cost recorded as an asset	357	1,132
SVB March 2021 Note [Member]
Debt Instrument [Line Items]
Notes payable	12,000
Notes payable, net of current portion	16,050	31,050
Unamortized loan discount	(102)	(1,086)
Total	27,948
Carrying value		29,964
Unamortized debt issuance cost recorded as an asset
SCI June 2021 Note [Member]
Debt Instrument [Line Items]
Notes payable	5,000
Notes payable, net of current portion	10,108
Unamortized loan discount
Total	15,108	15,525
Convertible notes, current portion		15,525
Unamortized debt issuance cost recorded as an asset	$ 357	1,132
SNAP June 2020 Note [Member]
Debt Instrument [Line Items]
Unamortized loan discount		(657)	$ (1,942)
Total		14,343
Convertible notes, current portion		15,000
Unamortized debt issuance cost recorded as an asset